Document and Entity Information	12 Months Ended
Feb. 23, 2013
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 23, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Registrant Name	SUPERVALU INC
Entity Central Index Key	0000095521